NATIONWIDE VA

SEPARATE

ACCOUNT-A

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Subsidiary and Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Total Return Series - Initial Class (MTRS)
972 shares (cost $17,248)	$22,778
NVIT Nationwide Fund - Class I (TRF)
444,458 shares (cost $4,616,634)	5,862,397
NVIT Government Bond Fund - Class I (GBF)
224,874 shares (cost $2,631,234)	2,428,644
American Century NVIT Growth Fund - Class I (CAF)
40,870 shares (cost $558,712)	821,889
NVIT Money Market Fund - Class I (SAM)
492,508 shares (cost $492,508)	492,508
VP Balanced Fund - Class I (ACVB)
299,482 shares (cost $1,965,102)	2,419,813
Equity-Income Portfolio - Initial Class (FEIP)
905 shares (cost $21,110)	21,071
VIP Growth Portfolio - Initial Class (FGP)
192,346 shares (cost $5,979,717)	10,990,656
Balanced Portfolio - I Class Shares (AMBP)
168,632 shares (cost $1,627,486)	2,291,706

Total Investments	$25,351,462

Accounts Receivable	1,392
Accounts Payable-Total Return Series - Initial Class (MTRS)	(14)
Accounts Payable-Equity-Income Portfolio - Initial Class (FEIP)	(19)

$25,352,821

Contract Owners’ Equity:
Accumulation units	25,200,107
Contracts in payout (annuitization) period (note 1f)	152,714

Total Contract Owners’ Equity (note 5)	$25,352,821

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP
Reinvested dividends	$195,162	380	72,777	50,729	5,037	-	37,181	492
Mortality and expense risk charges (note 2)	(315,291)	(298)	(74,680)	(35,516)	(10,206)	(5,212)	(30,624)	(269)

Net investment income (loss)	(120,129)	82	(1,903)	15,213	(5,169)	(5,212)	6,557	223

Realized gain (loss) on investments	955,278	86	264,359	(1,616)	49,318	-	26,404	36
Change in unrealized gain (loss) on investments	4,198,455	3,206	1,178,591	(195,011)	146,306	-	265,333	2,836

Net gain (loss) on investments	5,153,733	3,292	1,442,950	(196,627)	195,624	-	291,737	2,872

Reinvested capital gains	84,120	-	-	30,129	-	-	45,889	1,301

Net increase (decrease) in contract owners’ equity resulting from operations	$5,117,724	3,374	1,441,047	(151,285)	190,455	(5,212)	344,183	4,396

Investment Activity:	FGP	AMBP
Reinvested dividends	$28,566	-
Mortality and expense risk charges (note 2)	(128,518)	(29,968)

Net investment income (loss)	(99,952)	(29,968)

Realized gain (loss) on investments	508,426	108,265
Change in unrealized gain (loss) on investments	2,518,573	278,621

Net gain (loss) on investments	3,026,999	386,886

Reinvested capital gains	6,801	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,933,848	356,918

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		MTRS		TRF		GBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(120,129)	(63,028)	82	256	(1,903)	3,502	15,213	26,657
Realized gain (loss) on investments	955,278	304,217	86	54	264,359	28,504	(1,616)	20,918
Change in unrealized gain (loss) on investments	4,198,455	1,927,834	3,206	1,406	1,178,591	573,219	(195,011)	(93,793)
Reinvested capital gains	84,120	103,416	-	-	-	-	30,129	102,407

Net increase (decrease) in contract owners’ equity resulting from operations	5,117,724	2,272,439	3,374	1,716	1,441,047	605,225	(151,285)	56,189

Equity transactions:
Purchase payments received from contract owners (note 3)	230,827	158,331	-	-	19,117	7,102	10,521	550
Transfers between funds	-	-	-	-	(33,790)	(6,576)	(48,762)	(292,787)
Redemptions (note 3)	(2,701,816)	(2,365,009)	-	-	(467,574)	(558,619)	(463,148)	(356,401)
Annuity benefits	(15,058)	(13,487)	-	-	(3,796)	(3,272)	-	-
Contract maintenance charges (note 2)	(27,923)	(29,941)	-	-	(6,723)	(7,082)	(3,179)	(3,625)
Contingent deferred sales charges (note 2)	(2)	(172)	-	-	-	(119)	-	(8)
Adjustments to maintain reserves	5,193	4,130	(4)	(2)	1,318	1,013	(54)	(11)

Net equity transactions	(2,508,779)	(2,246,148)	(4)	(2)	(491,448)	(567,553)	(504,622)	(652,282)

Net change in contract owners’ equity	2,608,945	26,291	3,370	1,714	949,599	37,672	(655,907)	(596,093)
Contract owners’ equity beginning of period	22,743,876	22,717,585	19,394	17,680	4,913,151	4,875,479	3,084,522	3,680,615
Contract owners’ equity end of period	$25,352,821	22,743,876	22,764	19,394	5,862,750	4,913,151	2,428,615	3,084,522

CHANGES IN UNITS:
Beginning units	759,340	833,390	785	785	127,035	142,139	86,779	105,324
Units purchased	39,438	38,070	-	-	7,693	203	304	1,003
Units redeemed	(107,445)	(112,120)	-	-	(17,584)	(15,307)	(14,930)	(19,548)

Ending units	691,333	759,340	785	785	117,144	127,035	72,153	86,779

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CAF		SAM		ACVB		FEIP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(5,169)	(8,848)	(5,212)	(4,895)	6,557	16,760	223	285
Realized gain (loss) on investments	49,318	136,127	-	-	26,404	20,882	36	38
Change in unrealized gain (loss) on investments	146,306	(16,868)	-	-	265,333	179,454	2,836	927
Reinvested capital gains	-	-	-	-	45,889	-	1,301	1,009

Net increase (decrease) in contract owners’ equity resulting from operations	190,455	110,411	(5,212)	(4,895)	344,183	217,096	4,396	2,259

Equity transactions:
Purchase payments received from contract owners (note 3)	25,200	1,200	55,945	14,121	78,133	82,619	-	-
Transfers between funds	(46,633)	37,975	137,902	52,780	10,194	19,484	-	-
Redemptions (note 3)	(51,535)	(211,953)	(99,350)	(59,940)	(237,392)	(223,066)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(909)	(986)	(543)	(520)	(2,353)	(2,457)	-	-
Contingent deferred sales charges (note 2)	-	-	(2)	-	-	-	-	-
Adjustments to maintain reserves	(59)	27	(24)	(10)	(7)	(26)	(5)	(3)

Net equity transactions	(73,936)	(173,737)	93,928	6,431	(151,425)	(123,446)	(5)	(3)

Net change in contract owners’ equity	116,519	(63,326)	88,716	1,536	192,758	93,650	4,391	2,256
Contract owners’ equity beginning of period	705,357	768,683	403,791	402,255	2,227,052	2,133,402	16,661	14,405

Contract owners’ equity end of period	$821,876	705,357	492,507	403,791	2,419,810	2,227,052	21,052	16,661

CHANGES IN UNITS:
Beginning units	32,892	40,341	24,179	23,773	153,473	162,227	553	553
Units purchased	1,104	15,395	13,430	4,273	6,679	7,981	-	-
Units redeemed	(4,065)	(22,844)	(7,728)	(3,867)	(16,273)	(16,735)	-	-

Ending units	29,931	32,892	29,881	24,179	143,879	153,473	553	553

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGP		AMBP
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(99,952)	(65,881)	(29,968)	(30,864)
Realized gain (loss) on investments	508,426	17,191	108,265	80,503
Change in unrealized gain (loss) on investments	2,518,573	1,148,612	278,621	134,877
Reinvested capital gains	6,801	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,933,848	1,099,922	356,918	184,516

Equity transactions:
Purchase payments received from contract owners (note 3)	34,292	46,324	7,619	6,415
Transfers between funds	17,989	217,529	(36,900)	(28,405)
Redemptions (note 3)	(1,152,738)	(629,495)	(230,079)	(325,535)
Annuity benefits	(8,229)	(7,332)	(3,033)	(2,883)
Contract maintenance charges (note 2)	(11,371)	(12,111)	(2,845)	(3,160)
Contingent deferred sales charges (note 2)	-	(45)	-	-
Adjustments to maintain reserves	3,024	2,278	1,004	864

Net equity transactions	(1,117,033)	(382,852)	(264,234)	(352,704)

Net change in contract owners’ equity	1,816,815	717,070	92,684	(168,188)
Contract owners’ equity beginning of period	9,174,668	8,457,598	2,199,280	2,367,468

Contract owners’ equity end of period	$10,991,483	9,174,668	2,291,964	2,199,280

CHANGES IN UNITS:
Beginning units	248,464	259,205	85,180	99,043
Units purchased	9,162	8,727	1,066	488
Units redeemed	(36,489)	(19,468)	(10,376)	(14,351)

Ending units	221,137	248,464	75,870	85,180

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

  Growth Series - Initial Class (MEGS)*

  Total Return Series - Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)

  VP International Fund - Class I (ACVI)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Primary Shares (FVCA2P)*

  High Income Bond Fund II - Primary Shares (FHIB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Overseas Portfolio - Initial Class (FOP)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Balanced Portfolio - I Class Shares (AMBP)

*At December 31, 2013, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2013

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following additional contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts, a contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by redeeming units; for the Eagle Choice contracts, a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts, a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for the Eagle Choice contracts a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an adminitrative charge of 0.15%, for a total variable account charge of 1.40%. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP

1.30%	$314,724	$-	$74,680	$35,516	$10,206	$5,212	$30,624	$-
1.40%	567	298	-	-	-	-	-	269

Totals	$315,291	$298	$74,680	$35,516	$10,206	$5,212	$30,624	$269

	FGP	AMBP

1.30%	$128,518	$29,968
1.40%	-	-

	$128,518	$29,968

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $ 19,806 and $ 11,189, respectively, and total transfers from the Account to the fixed account were $ 446,982 and $ 278,909, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$25,351,462	$0	$0	$25,351,462

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
Total Return Series - Initial Class (MTRS)	$380	$299
NVIT Nationwide Fund - Class I (TRF)	381,983	875,487
NVIT Government Bond Fund - Class I (GBF)	90,473	549,715
American Century NVIT Growth Fund - Class I (CAF)	29,132	108,189
NVIT Money Market Fund - Class I (SAM)	217,282	128,549

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

VP Balanced Fund - Class I (ACVB)	181,555	280,537
Equity-Income Portfolio - Initial Class (FEIP)	1,794	271
VIP Growth Portfolio - Initial Class (FGP)	436,506	1,647,075
Balanced Portfolio - I Class Shares (AMBP)	25,901	320,180

Total	$1,365,006	$3,910,301

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Series - Initial Class (MTRS)
2013	1.40%	785	$28.999128	$22,764	1.80%	17.38%
2012	1.40%	785	24.705273	19,394	2.77%	9.70%
2011	1.40%	785	22.521782	17,680	2.60%	0.35%
2010	1.40%	785	22.443172	17,618	2.72%	8.39%
2009	1.40%	785	20.705660	16,254	3.58%	16.38%
NVIT Nationwide Fund - Class I (TRF)
2013	1.30%	117,144	49.723413	5,824,800	1.29%	29.40%
2012	1.30%	127,035	38.426682	4,881,533	1.38%	12.73%
2011	1.30%	142,139	34.088481	4,845,271	1.13%	-0.78%
2010	1.30%	164,163	34.354879	5,639,731	1.01%	11.98%
2009	1.30%	188,245	30.680617	5,775,504	1.34%	24.46%
NVIT Government Bond Fund - Class I (GBF)
2013	1.30%	72,153	33.659691	2,428,615	1.86%	-5.30%
2012	1.30%	86,779	35.544563	3,084,522	2.11%	1.71%
2011	1.30%	105,324	34.945645	3,680,615	3.00%	5.86%
2010	1.30%	104,118	33.009769	3,436,945	2.91%	3.42%
2009	1.30%	114,799	31.918249	3,664,151	3.36%	1.35%
American Century NVIT Growth Fund - Class I (CAF)
2013	1.30%	29,931	27.459076	821,876	0.65%	28.05%
2012	1.30%	32,892	21.443356	705,357	0.42%	12.54%
2011	1.30%	40,341	19.054639	768,683	0.59%	-1.98%
2010	1.30%	43,270	19.439339	841,141	0.56%	17.70%
2009	1.30%	66,773	16.516251	1,102,839	0.56%	31.74%
NVIT Money Market Fund - Class I (SAM)
2013	1.30%	29,881	16.482277	492,507	0.00%	-1.30%
2012	1.30%	24,179	16.699359	403,791	0.00%	-1.30%
2011	1.30%	23,773	16.919908	402,255	0.00%	-1.30%
2010	1.30%	42,282	17.142137	724,821	0.00%	-1.30%
2009	1.30%	53,117	17.367899	922,531	0.03%	-1.26%
VP Balanced Fund - Class I (ACVB)
2013	1.30%	143,879	16.818367	2,419,810	1.59%	15.90%
2012	1.30%	153,473	14.511028	2,227,052	2.06%	10.34%
2011	1.30%	162,227	13.150636	2,133,402	1.90%	3.97%
2010	1.30%	168,972	12.648988	2,137,324	1.90%	10.19%
2009	1.30%	175,477	11.479746	2,014,432	5.27%	13.98%
Equity-Income Portfolio - Initial Class (FEIP)
2013	1.40%	553	38.069216	21,052	2.58%	26.35%
2012	1.40%	553	30.128896	16,661	3.21%	15.66%
2011	1.40%	553	26.049127	14,405	2.54%	-0.44%
2010	1.40%	553	26.164070	14,469	1.90%	13.54%
2009	1.40%	553	23.044237	12,743	2.38%	28.39%
VIP Growth Portfolio - Initial Class (FGP)
2013	1.30%	221,137	49.317174	10,905,853	0.29%	34.56%
2012	1.30%	248,464	36.649441	9,106,066	0.60%	13.19%
2011	1.30%	259,205	32.377305	8,392,327	0.34%	-1.10%
2010	1.30%	297,004	32.736577	9,722,894	0.28%	22.56%
2009	1.30%	315,568	26.710558	8,428,971	0.44%	26.62%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio - I Class Shares (AMBP)
2013	1.30%	75,870	$29.825105	$2,262,830	0.00%	16.94%
2012	1.30%	85,180	25.503893	2,172,422	0.00%	7.92%
2011	1.30%	99,043	23.632811	2,340,665	0.29%	-1.92%
2010	1.30%	113,731	24.095597	2,740,393	1.00%	17.28%
2009	1.30%	125,126	20.544583	2,570,661	3.14%	20.87%

2013	Reserves for annuity contracts in payout phase:				152,714
2013	Contract owners equity:				$25,352,821
2012	Reserves for annuity contracts in payout phase:				127,078
2012	Contract owners equity:				$22,743,876
2011	Reserves for annuity contracts in payout phase:				122,282
2011	Contract owners equity:				$22,717,585
2010	Reserves for annuity contracts in payout phase:				133,120
2010	Contract owners equity:				$25,408,456
2009	Reserves for annuity contracts in payout phase:				146,111
2009	Contract owners equity:				$24,654,197

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.